------------------------
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                                                        ------------------------
                                                        OMB Number: 3235-0570

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                                                        hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21360
                                   ---------------------------------------------

                           CM ADVISERS FAMILY OF FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


805 LAS CIMAS PARKWAY, SUITE 430             AUSTIN, TEXAS               78746
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)

                              John F. Splain, Esq.

ULTIMUS FUND SOLUTIONS, LCC 225 PICTORIA DRIVE, SUITE 450 CINCINNATI, OHIO 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (512) 329-0050
                                                    ----------------------------

Date of fiscal year end:  FEBRUARY 29, 2008
                          ------------------------------------------------------

Date of reporting period: AUGUST 31, 2007
                          ------------------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                           CM ADVISERS FAMILY OF FUNDS
                             SEMI-ANNUAL REPORT 2007

                                ----------------

                                CM ADVISERS FUND
                          CM ADVISERS FIXED INCOME FUND
                                 August 31, 2007
                                   (Unaudited)




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE CM ADVISERS FAMILY OF FUNDS (THE "FUNDS"). THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

CM ADVISERS FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
AUGUST 31, 2007 (UNAUDITED)
================================================================================

ASSET AND SECTOR ALLOCATION
(% OF NET ASSETS)
--------------------------------------------------------------------------------

[The following information was depicted as a pie chart in the printed material]

                                             Consumer Discretionary - 20.3%
                                             Consumer Staples - 15.7%
                                             Financials - 9.4%
            [PIE CHART]                      Health Care - 5.2%
                                             Industrials - 20.8%
                                             Information Technology - 16.3%
                                             Materials - 1.9%
                                             U.S. Government Obligations - 6.2%
                                             Money Market Funds - 3.9%
                                             Other Assets and Liabilities - 0.3%


TOP 10 HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                         % OF NET ASSETS
------------------------------------------                   ---------------
Microsoft Corporation                                              6.5%
3M Company                                                         5.7%
W.P. Stewart & Co. Ltd.                                            4.2%
Pfizer, Inc.                                                       3.9%
Wal-Mart Stores, Inc.                                              3.8%
Seagate Technology                                                 3.3%
Marsh & McLennan Companies, Inc.                                   3.2%
U.S. Treasury Strip, 6.25%, due 05/15/2030                         3.1%
U.S. Treasury Strip, 4.50%, due 05/15/2036                         3.1%
Talbots, Inc. (The)                                                3.1%

CM ADVISERS FIXED INCOME FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
AUGUST 31, 2007 (UNAUDITED)
================================================================================

ASSET ALLOCATION
(% OF NET ASSETS)
--------------------------------------------------------------------------------

[The following information was depicted as a pie chart in the printed material]

                                             U.S. Government Obligations - 75.4%
            [PIE CHART]                      Money Market Funds - 21.2%
                                             Other Assets and Liabilities - 3.4%


TOP HOLDINGS
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                         % OF NET ASSETS
------------------------------------------                   ---------------
U.S. Treasury Strip, 4.50%, due 02/15/2036                        55.3%
U.S. Treasury Strip, 6.25%, due 05/15/2030                        20.1%

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS -- 89.6%                                  VALUE
--------------------------------------------------------------------------------
              APPAREL -- 1.0%
     145,200  Kellwood Company................................    $   2,860,440
                                                                  -------------

              BEVERAGES -- 5.5%
     139,635  Anheuser-Busch Companies, Inc...................        6,897,969
     155,520  Coca-Cola Company (The).........................        8,363,866
                                                                  -------------
                                                                     15,261,835
                                                                  -------------
              BUILDING MATERIALS -- 1.9%
     203,275  Masco Corporation...............................        5,289,215
                                                                  -------------

              CHEMICALS -- 1.9%
     109,125  E.I. Du Pont de Nemours & Company...............        5,319,844
                                                                  -------------

              COMMERCIAL SERVICES -- 1.0%
      59,900  Aaron Rents, Inc................................        1,532,841
      40,272  CDI Corporation.................................        1,151,779
       1,000  CPI Corporation.................................           44,760
                                                                  -------------
                                                                      2,729,380
                                                                  -------------
              COMPUTERS -- 7.7%
     286,600  Hutchinson Technology, Inc. *...................        6,594,666
     191,075  Imation Corporation.............................        5,558,372
       7,340  Maxwell Technologies, Inc. *....................           90,576
     356,665  Seagate Technology..............................        9,209,090
                                                                  -------------
                                                                     21,452,704
                                                                  -------------
              COSMETICS/PERSONAL CARE -- 2.4%
      99,875  Colgate-Palmolive Company.......................        6,623,710
                                                                  -------------

              DISTRIBUTORS/WHOLESALE -- 1.2%
     893,400  Handleman Company...............................        3,234,108
                                                                  -------------

              DIVERSIFIED FINANCIAL SERVICES -- 6.2%
     150,675  Wells Fargo & Company...........................        5,505,664
   1,035,015  W.P. Stewart & Company Ltd......................       11,716,370
                                                                  -------------
                                                                     17,222,034
                                                                  -------------
              ELECTRONICS -- 1.6%
     106,750  Rogers Corporation *............................        4,397,032
                                                                  -------------

              FOOD -- 1.0%
      50,300  General Mills, Inc. ............................        2,810,764
                                                                  -------------

              HEALTH CARE - PRODUCTS -- 1.3%
     158,475  Invacare Corporation............................        3,671,866
                                                                  -------------

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS -- 89.6% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
              HOME BUILDERS -- 1.0%
     125,200  Toll Brothers, Inc. *...........................    $   2,674,272
                                                                  -------------

              HOME FURNISHINGS -- 2.0%
      80,000  Ethan Allen Interiors, Inc......................        2,688,000
     311,745  La-Z-Boy, Inc. .................................        3,005,222
                                                                  -------------
                                                                      5,693,222
                                                                  -------------
              HOUSEHOLD PRODUCTS -- 2.5%
     115,349  Avery Dennison Corporation......................        6,896,717
                                                                  -------------

              HOUSEWARES -- 0.4%
      44,335  Newell Rubbermaid, Inc..........................        1,143,400
                                                                  -------------

              INDUSTRIAL EQUIPMENT -- 0.0%
       2,700  Lawson Products, Inc............................           98,604
                                                                  -------------

              INSURANCE -- 3.2%
     339,912  Marsh & McLennan Companies, Inc.................        9,058,655
                                                                  -------------

              MACHINERY - DIVERSIFIED -- 2.9%
     275,200  Briggs & Stratton Corporation...................        8,033,088
                                                                  -------------

              MEDIA -- 3.1%
     182,800  Gannett Company, Inc. ..........................        8,591,600
                                                                  -------------

              MISCELLANEOUS MANUFACTURING -- 10.7%
     175,085  3M Company......................................       15,930,984
       7,930  Eastman Kodak Company...........................          211,493
     100,425  Illinois Tool Works, Inc. ......................        5,841,722
     390,440  Leggett & Platt, Inc............................        7,964,976
                                                                  -------------
                                                                     29,949,175
                                                                  -------------
              PHARMACEUTICALS -- 3.9%
     436,865  Pfizer, Inc.....................................       10,851,727
                                                                  -------------

              RETAIL -- 14.9%
     262,288  Cost Plus, Inc. *...............................        1,049,152
     346,925  Office Depot, Inc. *............................        8,482,316
      99,000  Pacific Sunwear of California, Inc. *...........        1,386,990
     404,665  Talbots, Inc. (The).............................        8,611,271
     190,350  Walgreen Company................................        8,579,074
     240,455  Wal-Mart Stores, Inc. ..........................       10,491,052
      91,675  Williams-Sonoma, Inc............................        3,055,528
                                                                  -------------
                                                                     41,655,383
                                                                  -------------

CM ADVISERS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS -- 89.6% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
              SEMICONDUCTORS -- 1.8%
     200,000  Intel Corporation...............................    $   5,150,000
                                                                  -------------

              SOFTWARE -- 6.8%
       7,000  Dun & Bradstreet Corporation (The)..............          682,850
     632,240  Microsoft Corporation...........................       18,164,255
                                                                  -------------
                                                                     18,847,105
                                                                  -------------
              TEXTILES -- 0.6%
     153,091  Dixie Group, Inc. (The) *.......................        1,556,935
                                                                  -------------

              TRANSPORTATION -- 3.1%
      40,912  Arkansas Best Corporation.......................        1,468,741
     233,455  YRC Worldwide, Inc. *...........................        7,192,749
                                                                  -------------
                                                                      8,661,490
                                                                  -------------

              TOTAL COMMON STOCKS (Cost $247,495,033) ........    $ 249,734,305
                                                                  -------------

================================================================================
 PAR VALUE    U.S. GOVERNMENT OBLIGATIONS -- 6.2%                     VALUE
--------------------------------------------------------------------------------
$ 26,345,000  U.S. Treasury Bond, stripped principal
                payment, 6.25%, due 05/15/2030................    $   8,721,038
  34,000,000  U.S. Treasury Bond, stripped principal
                payment, 4.50%, due 02/15/2036................        8,625,018
                                                                  -------------

              TOTAL U.S. GOVERNMENT OBLIGATIONS
              (Cost $16,374,301)..............................    $  17,346,056
                                                                  -------------

================================================================================
   SHARES     MONEY MARKET FUNDS -- 3.9%                              VALUE
--------------------------------------------------------------------------------
  10,996,533  Evergreen Institutional Treasury Money
              Market Fund - Class I (Cost $10,996,533)........    $  10,996,533
                                                                  -------------

              TOTAL INVESTMENTS AT VALUE -- 99.7%
              (Cost $274,865,867).............................    $ 278,076,894

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%...          799,306
                                                                  -------------

              NET ASSETS -- 100.0%............................    $ 278,876,200
                                                                  =============

* Non-income producing security

See accompanying notes to financial statements.

CM ADVISERS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
================================================================================
 PAR VALUE    U.S. GOVERNMENT OBLIGATIONS -- 75.4%                    VALUE
--------------------------------------------------------------------------------
$  6,000,000  U.S. Treasury Bond, stripped principal
                payment, 6.25%, due 05/15/2030................    $   1,986,192
  21,600,000  U.S. Treasury Bond, stripped principal
                payment, 4.50%, due 02/15/2036................        5,479,423
                                                                  -------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
              (Cost $7,058,517)...............................    $   7,465,615
                                                                  -------------

================================================================================
   SHARES     MONEY MARKET FUNDS -- 21.2%                             VALUE
--------------------------------------------------------------------------------
   2,097,836  Evergreen Institutional Treasury Money
              Market Fund - Class I (Cost $2,097,836).........    $   2,097,836
                                                                  -------------

              TOTAL INVESTMENTS AT VALUE -- 96.6%
              (Cost $9,156,353)...............................    $   9,563,451

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.4%...          337,969
                                                                  -------------

              NET ASSETS -- 100.0%............................    $   9,901,420
                                                                  =============

See accompanying notes to financial statements.

CM ADVISERS FAMILY OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2007 (UNAUDITED)
==================================================================================
                                                                      CM ADVISERS
                                                       CM ADVISERS    FIXED INCOME
                                                           FUND           FUND
----------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At cost .........................................   $274,865,867   $  9,156,353
                                                       ============   ============
   At value (Note 2) ...............................   $278,076,894   $  9,563,451
Dividends and interest receivable ..................        750,634          6,174
Receivable for investment securities sold ..........      1,186,717        332,027
Receivable for capital shares sold .................         20,209             --
Receivable from Adviser (Note 5) ...................             --         12,332
Other assets .......................................         30,719         13,215
                                                       ------------   ------------
   TOTAL ASSETS ....................................    280,065,173      9,927,199
                                                       ------------   ------------

LIABILITIES
Payable for investment securities purchased ........        510,849             --
Payable for capital shares redeemed ................        343,039             --
Payable to Adviser (Note 5) ........................        292,100             --
Payable to Administrator (Note 5) ..................         26,610          4,930
Other accrued expenses .............................         16,375         20,849
                                                       ------------   ------------
   TOTAL LIABILITIES ...............................      1,188,973         25,779
                                                       ------------   ------------

NET ASSETS .........................................   $278,876,200   $  9,901,420
                                                       ============   ============

NET ASSETS CONSIST OF:
Paid-in capital ....................................   $254,257,338   $  9,455,742
Accumulated undistributed net investment income ....      3,062,129        129,512
Accumulated net realized gains (losses)
  from security transactions .......................     18,345,706     ( 90,932 )
Net unrealized appreciation on investments .........      3,211,027        407,098
                                                       ------------   ------------
NET ASSETS .........................................   $278,876,200   $  9,901,420
                                                       ============   ============

Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) .......     21,711,606        942,845
                                                       ============   ============

Net asset value, redemption price and
  offering price per share (a) .....................   $      12.84   $      10.50
                                                       ============   ============

(a) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.

CM ADVISERS FAMILY OF FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 2007 (UNAUDITED)
==================================================================================
                                                                      CM ADVISERS
                                                       CM ADVISERS    FIXED INCOME
                                                           FUND           FUND
----------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ................................          $  1,196,658    $    268,360
   Dividend ................................             3,321,089          23,859
                                                      ------------    ------------
      TOTAL INVESTMENT INCOME ..............             4,517,747         292,219
                                                      ------------    ------------

EXPENSES
   Investment advisory fees (Note 5) .......             1,762,364          15,664
   Administration fees (Note 5) ............               112,793           9,600
   Professional fees .......................                31,609           9,784
   Fund accounting fees (Note 5) ...........                26,105          12,314
   Registration fees .......................                19,995          16,340
   Trustees' fees and expenses .............                23,967          10,962
   Transfer agent fees (Note 5) ............                21,279           7,000
   Custody fees ............................                18,829           2,902
   Report printing fees ....................                 5,094           1,462
   Insurance expense .......................                 2,819              32
   Other expenses ..........................                22,391           8,899
                                                      ------------    ------------
      TOTAL EXPENSES .......................             2,047,245          94,959
   Advisory fees waived and expenses
     reimbursed by Adviser (Note 5) ........                    --         (47,968)
                                                      ------------    ------------
      NET EXPENSES .........................             2,047,245          46,991
                                                      ------------    ------------

NET INVESTMENT INCOME ......................             2,470,502         245,228
                                                      ------------    ------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains (losses) from security
     transactions ..........................            17,637,927         (90,157)
   Net change in unrealized appreciation/
     depreciation on investments ...........           (18,091,723)        273,665
                                                      ------------    ------------

NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS ...........              (453,796)        183,508
                                                      ------------    ------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS .........................          $  2,016,706    $    428,736
                                                      ============    ============

See accompanying notes to financial statements.

CM ADVISERS FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================
                                                        SIX MONTHS
                                                           ENDED
                                                         AUGUST 31,      YEAR ENDED
                                                           2007         FEBRUARY 28,
                                                        (UNAUDITED)         2007
------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ..........................   $   2,470,502    $   3,900,507
   Net realized gains from security transactions ..      17,637,927        7,591,767
   Net change in unrealized appreciation/
     depreciation on investments ..................     (18,091,723)      10,758,384
                                                      -------------    -------------
Net increase in net assets from operations ........       2,016,706       22,250,658
                                                      -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income .......              --       (3,793,796)
   Distributions from net realized gains
     from security transactions ...................              --       (7,051,785)
                                                      -------------    -------------
Net decrease in assets from distributions to
  shareholders ....................................              --      (10,845,581)
                                                      -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ......................      32,805,097       81,912,984
   Net asset value of shares issued in
     reinvestment of distributions to shareholders               --        9,823,036
   Proceeds from redemption fees collected (Note 2)          26,348           55,918
   Payments for shares redeemed ...................     (24,832,644)     (21,893,439)
                                                      -------------    -------------
Net increase in net assets from capital share
  transactions ....................................       7,998,801       69,898,499
                                                      -------------    -------------

TOTAL INCREASE IN NET ASSETS ......................      10,015,507       81,303,576

NET ASSETS
   Beginning of period ............................     268,860,693      187,557,117
                                                      -------------    -------------
   End of period ..................................   $ 278,876,200    $ 268,860,693
                                                      =============    =============

ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME ..........................   $   3,062,129    $     591,627
                                                      =============    =============

CAPITAL SHARE ACTIVITY
   Shares sold ....................................       2,536,484        6,603,955
   Shares reinvested ..............................              --          765,318
   Shares redeemed ................................      (1,918,852)      (1,768,195)
                                                      -------------    -------------
   Net increase in shares outstanding .............         617,632        5,601,078
   Shares outstanding, beginning of period ........      21,093,974       15,492,896
                                                      -------------    -------------
   Shares outstanding, end of period ..............      21,711,606       21,093,974
                                                      =============    =============

See accompanying notes to financial statements.

CM ADVISERS FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================
                                                        SIX MONTHS
                                                           ENDED
                                                         AUGUST 31,      YEAR ENDED
                                                           2007         FEBRUARY 28,
                                                        (UNAUDITED)         2007(a)
------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ..........................   $     245,228    $     157,974
   Net realized losses from security transactions .         (90,157)            (775)
   Net change in unrealized appreciation/
     depreciation on investments ..................         273,665          133,433
                                                      -------------    -------------
Net increase in net assets from operations ........         428,736          290,632
                                                      -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income .....................        (149,212)        (124,478)
                                                      -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ......................       6,360,165        2,851,782
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ............         144,925          122,591
   Proceeds from redemption fees collected (Note 2)              85              140
   Payments for shares redeemed ...................          (9,321)         (14,625)
                                                      -------------    -------------
Net increase in net assets from capital share
  transactions ....................................       6,495,854        2,959,888
                                                      -------------    -------------

TOTAL INCREASE IN NET ASSETS ......................       6,775,378        3,126,042

NET ASSETS
   Beginning of period ............................       3,126,042               --
                                                      -------------    -------------
   End of period ..................................   $   9,901,420    $   3,126,042
                                                      =============    =============

ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME ..........................   $     129,512    $      33,496
                                                      =============    =============

CAPITAL SHARE ACTIVITY
   Shares sold ....................................         635,942          282,766
   Shares reinvested ..............................          14,654           11,811
   Shares redeemed ................................            (911)          (1,417)
                                                      -------------    -------------
   Net increase in shares outstanding .............         649,685          293,160
   Shares outstanding, beginning of period ........         293,160               --
                                                      -------------    -------------
   Shares outstanding, end of period ..............         942,845          293,160
                                                      =============    =============

(a) Represents the period from the commencement of operations (March 24, 2006) through February 28, 2007.

See accompanying notes to financial statements.

CM ADVISERS FUND
FINANCIAL HIGHLIGHTS
===========================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
===========================================================================================================================
                                  SIX MONTHS
                                     ENDED                               YEARS ENDED                              PERIOD
                                   AUGUST 31,         --------------------------------------------------          ENDED
                                     2007             FEBRUARY 28,       FEBRUARY 28,       FEBRUARY 28,       FEBRUARY 29,
                                  (UNAUDITED)             2007                2006              2005              2004(a)
---------------------------------------------------------------------------------------------------------------------------
  Net asset value at
    beginning of period .......   $      12.75        $      12.11       $      11.50       $      10.74       $      10.00
                                  ------------        ------------       ------------       ------------       ------------

  Income (loss) from
    investment operations:
    Net investment
      income (loss) ...........           0.11                0.19               0.17               0.01              (0.01)
    Net realized and unrealized
      gains (losses) on
      investments .............          (0.02)               1.00               1.11               0.78               0.75
                                  ------------        ------------       ------------       ------------       ------------
  Total from investment
    operations ................           0.09                1.19               1.28               0.79               0.74
                                  ------------        ------------       ------------       ------------       ------------

  Less distributions:
    Dividends from net
      investment income .......             --               (0.19)             (0.15)                --                 --
    Distributions from net
      realized gains ..........             --               (0.36)             (0.52)             (0.03)                --
                                  ------------        ------------       ------------       ------------       ------------
  Total distributions .........             --               (0.55)             (0.67)             (0.03)                --
                                  ------------        ------------       ------------       ------------       ------------

  Proceeds from redemption
    fees collected (Note 2) ...           0.00(f)             0.00(f)            0.00(f)            0.00(f)            0.00(f)
                                  ------------        ------------       ------------       ------------       ------------

  Net asset value at
    end of period .............   $      12.84        $      12.75       $      12.11       $      11.50       $      10.74
                                  ============        ============       ============       ============       ============

  Total return (b) ............           0.71%(c)            9.88%             11.31%              7.36%              7.40%(c)
                                  ============        ============       ============       ============       ============

RATIOS AND SUPPLEMENTAL DATA:
  Net assets at
    end of period (000's) .....   $    278,876        $    268,861       $    187,557       $     79,992       $     36,589
                                  ============        ============       ============       ============       ============

  Ratio of gross expenses
    to average net assets .....           1.45%(e)            1.50%              1.83%              2.03%              2.84%(e)

  Ratio of net expenses
    to average net assets (d) .           1.45%(e)            1.50%              1.50%              1.50%              1.50%(e)

  Ratio of net investment
    income (loss) to
    average net assets (d) ....           1.75%(e)            1.70%              1.86%              0.10%             (0.30%)(e)

  Portfolio turnover rate .....             30%(c)              22%                19%                18%                 6%(c)

(a) Represents the period from the commencement of operations (May 13, 2003) through February 29, 2004.
(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)   Not annualized.
(d) Ratio was determined after investment advisory fee waivers and/or expense reimbursements.
(e)   Annualized.
(f)   Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

CM ADVISERS FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
=====================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
=====================================================================================
                                                      SIX MONTHS
                                                         ENDED              PERIOD
                                                       AUGUST 31,            ENDED
                                                         2007            FEBRUARY 28,
                                                      (UNAUDITED)           2007 (a)
-------------------------------------------------------------------------------------
  Net asset value at beginning of period .........   $      10.66        $      10.00
                                                     ------------        ------------

  Income (loss) from investment operations:
    Net investment income ........................           0.19                0.58
    Net realized and unrealized gains (losses)
      on investments .............................          (0.18)               0.55
                                                     ------------        ------------
  Total from investment operations ...............           0.01                1.13
                                                     ------------        ------------

  Less distributions:
    Dividends from net investment income .........          (0.17)              (0.47)
                                                     ------------        ------------

  Proceeds from redemption fees collected (Note 2)           0.00(f)             0.00(f)
                                                     ------------        ------------

  Net asset value at end of period ...............   $      10.50        $      10.66
                                                     ============        ============

  Total return (b) ...............................           0.19%(c)           11.39%(c)
                                                     ============        ============

RATIOS AND SUPPLEMENTAL DATA:
  Net assets at end of period (000's) ............   $      9,901        $      3,126
                                                     ============        ============

  Ratio of gross expenses to average net assets ..           3.01%(e)            7.28%(e)

  Ratio of net expenses to average net assets (d)            1.50%(e)            1.50%(e)

  Ratio of net investment income to average
    net assets (d) ...............................           7.78%(e)            6.71%(e)

  Portfolio turnover rate ........................             36%(c)               0%

(a) Represents the period from the commencement of operations (March 24, 2006) through February 28, 2007.
(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)   Not annualized.
(d) Ratio was determined after investment advisory fee waivers and/or expense reimbursements.
(e)   Annualized.
(f)   Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2007 (UNAUDITED)
================================================================================

1. ORGANIZATION

The CM Advisers Fund and the CM Advisers Fixed Income Fund (collectively the "Funds" and individually a "Fund") are each no-load series of the CM Advisers Family of Funds (the "Trust"), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.

The CM Advisers Fund commenced operations on May 13, 2003. The investment objective of the Fund is long-term growth of capital.

The CM Advisers Fixed Income Fund commenced operations on March 24, 2006. The investment objective of the Fund is to seek to preserve capital and maximize total return using fixed income securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

INVESTMENT VALUATION - The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities which are quoted by NASDAQ are generally valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculations) or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

SHARE VALUATION AND REDEMPTION FEES -- The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 1% payable to the applicable Fund, if redeemed within one year of the date of the purchase. During the periods ended August 31, 2007 and February 28, 2007, proceeds from redemption fees totaled $26,348 and $55,918, respectively, for the CM Advisers Fund and $85 and $140, respectively, for the CM Advisers Fixed Income Fund.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the interest method. Gains and losses on securities sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes.

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

EXPENSES - The Funds bear expenses incurred specifically on their behalf as well as a portion of general Trust expenses, which are allocated according to methods authorized by the Trustees.

DIVIDEND DISTRIBUTIONS - Dividends arising from net investment income, if any, are declared and paid at least annually to shareholders of the CM Advisers Fund and declared and paid quarterly to shareholders of the CM Advisers Fixed Income Fund. Distributions from capital gains (if any) are generally declared and distributed annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended August 31, 2007 and February 28, 2007 was as follows:

--------------------------------------------------------------------------------
                           PERIODS      ORDINARY      LONG-TERM        TOTAL
                            ENDED        INCOME     CAPITAL GAINS  DISTRIBUTIONS
--------------------------------------------------------------------------------
CM Advisers Fund......... 08/31/07   $         --   $         --   $         --
                          02/28/07   $  4,532,157   $  6,313,424   $ 10,845,581
--------------------------------------------------------------------------------
CM Advisers Fixed
  Income Fund............ 08/31/07   $    149,212   $         --   $    149,212
                          02/28/07   $    124,478   $         --   $    124,478
--------------------------------------------------------------------------------

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEDERAL INCOME TAX

It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The following information is computed on a tax basis for each item as of August 31, 2007:

--------------------------------------------------------------------------------
                                                                    CM ADVISERS
                                                  CM ADVISERS      FIXED INCOME
                                                     FUND              FUND
--------------------------------------------------------------------------------
Tax cost of portfolio investments ............   $ 274,865,867    $   9,156,353
                                                 =============    =============
Gross unrealized appreciation ................   $  20,946,432    $     422,031
Gross unrealized depreciation ................     (17,735,405)         (14,933)
                                                 -------------    -------------
Net unrealized appreciation ..................   $   3,211,027    $     407,098
Undistributed ordinary income ................       8,398,205          129,512
Undistributed long-term gains ................      13,009,630               --
Capital loss carryforward ....................              --             (775)
Other losses .................................              --          (90,157)
                                                 -------------    -------------
Accumulated earnings .........................   $  24,618,862    $     445,678
                                                 =============    =============
--------------------------------------------------------------------------------

As of February 28, 2007, the CM Advisers Fixed Income Fund had a capital loss carryforward for federal income tax purposes of $775, which expires February 28, 2015. This capital loss carryforward may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

4. INVESTMENT TRANSACTIONS

During the period ended August 31, 2007, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were as follows:

--------------------------------------------------------------------------------
                                                                    CM ADVISERS
                                                  CM ADVISERS      FIXED INCOME
                                                     FUND              FUND
--------------------------------------------------------------------------------
Cost of purchases of investment securities ...   $  77,147,052    $          --
                                                 =============    =============

Proceeds from sales of investment securities .   $  62,086,136    $          --
                                                 =============    =============
--------------------------------------------------------------------------------

5. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

The Funds pay a monthly advisory fee to the Adviser based upon the average daily net assets of each Fund and calculated at the annual rate of 1.25% for the CM Advisers Fund and 0.50% for the CM Advisers Fixed Income Fund. The Adviser has entered into a contractual agreement (the "Expense Limitation Agreement") with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds' total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 plan) during the fiscal year ended February 29, 2008 to not more than 2.00% and 1.50% of the average daily net assets of the CM Advisers Fund and the CM Advisers Fixed Income Fund, respectively. There can be no assurance that the Expense Limitation Agreement or any voluntary fee waivers will continue beyond February 29, 2008. For the six months ended August 31, 2007, the Adviser waived its entire investment advisory fee of $15,664 with respect to the CM Advisers Fixed Income Fund and reimbursed the Fund for additional expenses in the amount of $32,304. There were no advisory fee waivers or expense reimbursements with respect to the CM Advisers Fund during the six months ended August 31, 2007.

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC ("Ultimus") provides executive and administrative services and internal regulatory compliance services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission ("SEC") and state securities commissions and prepares materials for meetings of the Board of Trustees. For these services, each Fund pays to Ultimus a monthly fee at an annual rate of 0.08% per annum of its average daily net assets up to $500 million, 0.05% of such assets from $500 million to $2 billion, 0.04% of such assets from $2 billion to $3 billion and 0.03% of such assets in excess of $3 billion, provided, however, that the minimum fee is $2,000 per month with respect to each Fund. During the six months ended August 31, 2007, Ultimus agreed to discount the foregoing fee by 20% for the CM Advisers Fixed Income Fund. Accordingly, Ultimus was paid administration fees of $112,793 and $9,600 by the CM Advisers Fund and the CM Advisers Fixed Income Fund, respectively.

FUND ACCOUNTING AGREEMENT

Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, each Fund pays to Ultimus a base fee of $2,000 per month, plus an asset-based fee at the annual rate of 0.01% of the first $500 million of each Fund's average daily net assets and 0.005% of such assets in excess of $500 million. In addition, the Funds pay all costs of external pricing services. During the six months ended August 31, 2007, Ultimus was paid fund accounting fees of $26,105 and $12,314 by the CM Advisers Fund and the CM Advisers Fixed Income Fund, respectively.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from each Fund a fee, payable monthly, at an annual rate of $17 per account, provided, however, that the minimum fee with respect to each Fund is $1,000 per month if a Fund has 25 shareholder accounts or less, $1,250 if a Fund has more than 25 but less than 100 shareholder accounts, and $1,500 per month if a Fund has more than 100 shareholder accounts. In addition, each Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. During the six months ended August 31, 2007, Ultimus was paid transfer agent fees of $21,279 and $7,000 by the CM Advisers Fund and the CM Advisers Fixed Income Fund, respectively.

DISTRIBUTION AGREEMENT

Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the "Distributor") serves as the Funds' principal underwriter. The Distributor receives compensation of $250 per month from each Fund for such services.

DISTRIBUTION AND SERVICE FEES

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"), have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for each of the Funds (the "Plans"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plans provide that the Funds may incur certain costs, which may not exceed 0.25% per annum of the CM Advisers Fund's average daily net

CM ADVISERS FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

assets and 0.45% per annum of the CM Advisers Fixed Income Fund's average daily net assets, related to activities reasonably intended to result in sales of shares of the Funds or support servicing of shareholder accounts. During the six months ended August 31, 2007, the Funds did not incur any distribution related expenses under the Plans.

6. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing a Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As a result, the Funds have adopted FIN 48 with this Semi-Annual Report. Based on its analysis, management does not believe that the adoption of FIN 48 has a material impact on the financial statments.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of August 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of the measurements reported on the statement of changes in net assets for a fiscal period.

CM ADVISERS FAMILY OF FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. Operating expenses, which are deducted from each Fund's gross income, directly reduce the investment return of the Funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not impose any sales loads. However, a redemption fee of 1% is applied on the sale of shares (sold within one year of the date of their purchase.) The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

CM ADVISERS FUND
--------------------------------------------------------------------------------
                                 BEGINNING          ENDING
                               ACCOUNT VALUE     ACCOUNT VALUE    EXPENSES PAID
                               MARCH 1, 2007     AUG. 31, 2007    DURING PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return...   $1,000.00         $1,007.10         $ 7.34

Based on Hypothetical
  5% Return (before expenses).   $1,000.00         $1,017.90         $ 7.37
--------------------------------------------------------------------------------
* Expenses are equal to the CM Adviser Fund's annualized expense ratio of 1.45% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CM ADVISERS FAMILY OF FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

CM ADVISERS FIXED INCOME FUND
--------------------------------------------------------------------------------
                                 BEGINNING          ENDING
                               ACCOUNT VALUE     ACCOUNT VALUE    EXPENSES PAID
                               MARCH 1, 2007     AUG. 31, 2007    DURING PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return...   $1,000.00         $1,001.90         $ 7.52

Based on Hypothetical
  5% Return (before expenses).   $1,000.00         $1,017.69         $ 7.58
--------------------------------------------------------------------------------
* Expenses are equal to the CM Advisers Fixed Income Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


OTHER INFORMATION (UNAUDITED)
================================================================================

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5856. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC's website at http://www.sec.gov.

CM ADVISERS FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
================================================================================

The Board of Trustees (the "Board"), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Investment Advisory Agreement on behalf of CM Advisers Fund (the "Fund") with the Adviser for an additional one year term. Approval took place at an in-person meeting held on April 16, 2007, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by experienced legal counsel. The Board received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Board and counsel.

In considering the Investment Advisory Agreement and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including the factors described below.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER. In this regard, the Board reviewed the services being provided by the Adviser to the Fund including, without limitation, its investment advisory services since the Fund's inception, its efforts during the Fund's start-up phase, its coordination of services for the Fund among the Fund's service providers, its compliance procedures and practices, and its efforts to promote the Fund and assist in its distribution. The Board also noted that the Trust's chief compliance officer, principal executive officer, and principal financial officer are employees of the Adviser, and serve the Trust without additional compensation from the Fund. After reviewing the foregoing information and further information provided by the Adviser regarding its business and key personnel, the Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Fund.

THE INVESTMENT PERFORMANCE OF THE FUND AND ADVISER. In this regard, the Board compared the performance of the Fund with the performance of benchmark indices, comparable funds managed by other advisers and comparable peer group indices. The Board also considered the consistency of the Adviser's management of the Fund with the Fund's investment objective and policies. Following discussion of the short and long-term investment performance of the Fund and its Morningstar ratings, the Adviser's experience managing the Fund and separate accounts, the Adviser's historical investment performance and other factors, the Board concluded that the investment performance of the Fund and Adviser has been satisfactory.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND. In this regard, the Board considered the Adviser's staffing, personnel, and methods of operating; the Adviser's compliance policies and procedures; the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the asset levels of the Fund; the Adviser's payment of startup costs for the Fund; and the overall expenses of the Fund, including past fee waivers and expense reimbursements by the Adviser on behalf of the Fund. The Board discussed the Fund's Expense Limitation Agreement with the Adviser, and considered the Adviser's past fee waivers under the Expense Limitation Agreement. In addition, the Board took into account that, for the fiscal years ended February 28, 2006 and 2005, the Adviser voluntarily waived a greater portion of its fees than required so as to reduce the Fund's expenses below the level designated in the Expense Limitation Agreement.

The Board also considered potential benefits to the Adviser in managing the Fund, including promotion of the Adviser's name, the ability for the Adviser to place small accounts into the Fund, and the potential for the Adviser to generate soft dollars from Fund trades that may benefit the Adviser's clients other than the Fund. The Board

CM ADVISERS FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
================================================================================

compared the fees and expenses of the Fund (including the management fee) to a peer group of other funds comparable to the Fund in terms of the type of fund, the style of investment management, the size of the fund and the nature of the investment strategy and markets invested in, among other factors. The Board determined that, while the Fund's management fee is higher than all but one of the other funds included in the peer group, the Fund's net expense ratio (after contractual and voluntary fee waivers and expense reimbursements) was equal to the median and average of the others. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by the Fund are fair and reasonable.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER ADVISORY FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFITS OF THE FUND'S INVESTORS. In this regard, the Board considered that the Fund's fee arrangements with the Adviser involve both the management fee and the Expense Limitation Agreement. The Board determined that, although the Fund's assets have grown to a level where the Adviser is receiving its full fee, the Fund has experienced benefits from the Expense Limitation Agreement in prior years. The Board noted that, while the management fee would remain the same at all asset levels, the Fund will benefit from economies of scale under its agreements with service providers other than the Adviser. The Board further considered that the Adviser will consider closing the Fund to new investors if certain assets levels are reached. Following further discussion of the Fund's asset levels, expectations for growth and levels of fees, the Board determined that the Fund's fee arrangements with the Adviser continued to provide benefits through the Expense Limitation Agreement and that, at the Fund's current and projected asset levels for the next year, the Fund's arrangements with the Adviser are fair and reasonable.

THE ADVISER'S PRACTICES REGARDING BROKERAGE AND PORTFOLIO TRANSACTIONS. In this regard, the Board considered the Adviser's standards, and performance in utilizing those standards, to seek best execution for Fund portfolio transactions, including the use of alternative markets (e.g., direct purchases from issuers or underwriters or, as to equity securities, "third market" for listed securities and principal market makers for over-the counter securities). The Board noted that the Fund's fixed income portfolio transactions are normally principal transactions executed in over-the-counter markets on a "net" basis. The Board also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services ("soft dollars"). After further review and discussion, the Board determined that the Adviser's practices regarding brokerage and portfolio transactions are satisfactory.

POSSIBLE CONFLICTS OF INTEREST. In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Adviser's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Adviser's code of ethics. Following further consideration and discussion, the Board found the Adviser's standards and practices relating to the identification and mitigation of potential conflicts of interests to be satisfactory.

Conclusion
----------

After full consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

                              CM ADVISERS FUND AND
                          CM ADVISERS FIXED INCOME FUND
                                ARE SERIES OF THE
                           CM ADVISERS FAMILY OF FUNDS

                             ----------------------

FOR SHAREHOLDER SERVICE INQUIRIES:             FOR INVESTMENT ADVISER INQUIRIES:

Ultimus Fund Solutions, LLC                    Van Den Berg Management, Inc.
P.O. Box 46707                                 (d/b/a CM Fund Advisers)
Cincinnati, OH 45246-0707                      805 Las Cimas Parkway, Suite 430
                                               Austin, Texas 78746

TOLL-FREE TELEPHONE:                           TOLL-FREE TELEPHONE:
1-888-859-5856                                 1-888-859-5856

                                               WORLD WIDE WEB @:
                                               centman.com

--------------------------------------------------------------------------------

Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

THE PERFORMANCE INFORMATION QUOTED IN THIS REPORT REPRESENTS PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. A REDEMPTION FEE OF 1% OF THE AMOUNT REDEEMED IS IMPOSED ON REDEMPTIONS OF FUND SHARES OCCURRING WITHIN ONE YEAR FOLLOWING THE ISSUANCE OF SUCH SHARES.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUNDS. A COPY OF THE PROSPECTUS IS AVAILABLE AT WWW.CENTMAN.COM OR BY CALLING SHAREHOLDER SERVICES AT 1-888-859-5856. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------


      Stated performance in the CM Advisers Fixed Income Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


         FOR MORE INFORMATION ON YOUR CM ADVISERS FAMILY OF FUNDS:
                   See Our Web site @ www.centman.com or
      Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

ITEM 2. CODE OF ETHICS.

No required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto


Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CM Advisers Family of Funds
             -------------------------------------------------------------------


By (Signature and Title)* /s/ Arnold Van Den Berg
                          ------------------------------------------------------
                          Arnold Van Den Berg, Chairman and President

Date October 24, 2007
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Arnold Van Den Berg
                          ------------------------------------------------------
                          Arnold Van Den Berg, Chairman and President

Date October 24, 2007
     ----------------


By (Signature and Title)* /s/ James D. Brilliant
                          ------------------------------------------------------
                          James D. Brilliant, Treasurer

Date October 24, 2007
     ----------------


* Print the name and title of each signing officer under his or her signature.